Derivative warrant liabilities - Assumptions used to estimate fair value of derivative warrant liability (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) year $ / shares	Dec. 31, 2018 USD ($) year yr $ / shares
Disclosure of classes of share capital [line items]
Annualized volatility	52.00%	55.00%
Risk-free interest rate	1.61%	2.04%
Life of warrants in years	4	4
Expected dividend as percentage, warrants options granted	0.00%	0.00%
Bought Deal Public Offering | Warrants
Disclosure of classes of share capital [line items]
Annualized volatility	43.00%	55.00%
Risk-free interest rate	1.57%	2.45%
Life of warrants in years | year	1.99	2.99
Expected dividend as percentage, warrants options granted	0.00%	0.00%
Market price (in dollars per share) | $	$ 20.26	$ 6.82
Fair value per Warrant (in dollars per share) | $ / shares	$ 17.35	$ 4.39
Private Placement Offering Feb 14 2014 | Warrants
Disclosure of classes of share capital [line items]
Annualized volatility		45.00%
Risk-free interest rate		2.56%
Life of warrants in years | yr		0.12
Expected dividend as percentage, warrants options granted		0.00%
Market price (in dollars per share) | $		$ 6.82
Fair value per Warrant (in dollars per share) | $ / shares		$ 3.61